Note 16 - Government Grants (Details) (Government Grant [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Government Grant [Member]
Note 16 - Government Grants (Details) [Line Items]
Liabilities, Noncurrent	$ 0.5	$ 0.5